Loss on Financial Liability	12 Months Ended
Oct. 31, 2022
Loss on Financial Liability
Loss on Financial Liability
19.	Loss on Financial Liability

	2022	2021
	$	$
Loss on Halo notes receivables	656	—
Gain/Loss on Financial Liability	(238)	(161)
Total	418	(161)